Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Series M
Prospectus [Line Items]
Average Annual Return, Percent		3.07%	0.62%	2.25%
Series M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.06%	0.57%	2.17%
Series M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.01%	0.98%	2.27%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Bloomberg Managed Money Intermediate (1‑17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.16%	0.63%	2.15%
50% Bloomberg Managed Money Short/Intermediate (1‑10) Index/50% Bloomberg Managed Money Intermediate (1‑17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.20%	0.67%	1.99%

[1]	Effective October 1, 2026, an index composed of a 50/50 blend of the Bloomberg Managed Money Intermediate (1‑17) Index and the Bloomberg Managed Money Short/Intermediate (1‑10) Index will replace the Bloomberg Managed Money Intermediate (1‑17) Index as the Fund’s style benchmark. Management believes the blended index more closely aligns with the Fund’s investment strategy and duration profile.